SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2021	$ 100
2022	183	$ 63
2023	149	47
2023		8
Total future lease payments	432	118
Less imputed interest	(47)	(11)
Total lease liability balance	385	107
Total future lease payments	$ 432	$ 118